UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2006

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     March 31,2006

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

State Street Corporation	Form 13F File Number 028-00399

Form 13F Information Table Entry Total:    49
Form 13F Information Table Value Total (Thousands):   $137,520

List of Other Included Managers:  1

State Street Corporation	Form 13F File Number 028-00399

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

"1-800-FLOWERS.COM, Inc."	COM		68243Q106 1387	195366	SH		Sole		195366
Adolor Corporation		COM		00724X102 729	30611	SH		Sole		11020		19591
"Altus Pharmaceuticals, Inc."	COM		02216N105 1235	56319	SH		Sole		52094		4225
"Amazon.com, Inc."		COM		023135106 612	16754	SH		Sole		16754
Amdocs Ltd.			COM		G02602103 2921	81000	SH		Sole		68900		12100
"At Road, Inc."			COM		04648K105 589	116110	SH		Sole		116110
Atmel Corp.			COM		049513104 132	28000	SH		Sole				28000
Coley Pharmaceutical Group	COM		19388P106 585	38597	SH		Sole		36897		1700
"Corgentech, Inc."		COM		21872P105 1454	158050	SH		Sole		146700		11350
"Crosstex Energy, Inc."		COM		22765Y104 2526	32620	SH		Sole		32620
"DeCODE genetics, Inc."		COM		243586104 295	34046	SH		Sole		31215		2831
Du Pont 			COM		263534109 268	6350	SH		Sole				6350
"EBay, Inc."			COM		278642103 32113	823400	SH		Sole		809000		14400
Exact Sciences Corporation	COM		30063P105 1365	444668	SH		Sole		437600		7068
"FormFactor, Inc."		COM		346375108 2874	73093	SH		Sole		71093		2000
"Foundation Coal Holdings, Inc."COM		35039W100 14275	346979	SH		Sole		88659		258320
"Google, Inc. - Cl A "		COM		38259P508 6513	16700	SH		Sole		16700
HewlettPackard			COM		428236103 425	12929	SH		Sole				12929
Hittite Microwave Corporation	COM		43365Y104 2382	70676	SH		Sole		39623		31053
"Ikanos Communications, Inc."	COM		45173E105 2347	119100	SH		Sole		113700		5400
"Inspire Pharmaceuticals, Inc."	COM		457733103 639	122200	SH		Sole		117200		5000
InterActiveCorp			COM		44919P300 447	15184	SH		Sole		15184
"Juniper Networks, Inc."	COM		48203R104 3511	183629	SH		Sole		173381		10248
"Keryx Biopharmaceuticals, Inc."COM		492515101 3465	181300	SH		Sole		74900		106400
Linear Technology Corp.		COM		535678106 2987	85148	SH		Sole		56148		29000
"Microchip Technology, Inc."	COM		595017104 4038	111250	SH		Sole		111250
Microsoft Corp.			COM		594918104 299	11000	SH		Sole				11000
"Myogen, Inc."			COM		62856E104 3843	106193	SH		Sole		74050		14593
"Netflix, Inc."			COM		64110L106 841	29000	SH		Sole		25000		4000
"Neustar, Inc. Class A"		COM		64126X201 1305	42100	SH		Sole		39300		2800
"Nextel Partners, Inc. - Cl A"	COM		65333F107 4373	154422	SH		Sole		154422
"OptionsXpress Holdings, Inc."	COM		684010101 5851	201197	SH		Sole		108202		92995
Plains Exploration & Productio	COM		726505100 1130	29251	SH		Sole		29251
Positron Corp.			COM		737397125 68	489642	SH		Sole				489642
"RSA Security, Inc."		COM		749719100 3150	175575	SH		Sole		152000		23575
STATS ChipPAC Ltd. - ADR	COM		85771T104 928	118175	SH		Sole		118175
"Salesforce.com, Inc."		COM		79466L302 2797	76993	SH		Sole		71779		5214
"SigmaTel, Inc."		COM		82661W107 131	14970	SH		Sole		8270		6700
"Silicon Laboratories, Inc."	COM		826919102 4913	89400	SH		Sole		88000		1400
Skyepharma Plc. (ADR shares)	COM		830808101 1157	175876	SH		Sole				175876
"Solexa, Inc. "			COM		83420X105 571	57195	SH		Sole		57195
Sprint Nextel Corporation	COM		852061100 1638	63375	SH		Sole		63375
"SuperGen, Inc. "		COM		868059106 284	50009	SH		Sole				50009
"Threshold Pharmaceuticals, Inc"COM		885807107 1151	76817	SH		Sole		71617		5200
"ValueClick, Inc. "		COM		92046N102 583	34439	SH		Sole		34439
"VeriSign, Inc."		COM		92343E102 5848	243761	SH		Sole		226341		17420
Witness Systems			COM		977424100 516	20307	SH		Sole				20307
"Xenoport, Inc."		COM		98411C100 535	23625	SH		Sole				23625
"YaHoo!, Inc."			COM		984332106 5494	170300	SH		Sole		164300		6000"
